UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2023

Vest US Large Cap 10% Buffer Strategies VI Fund and Vest US Large Cap 20% Buffer Strategies VI Fund (collectively, the “Vest VI Funds”)

ITEM 1. (a).  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

For the year ended December 31, 2023

ANNUAL REPORT

The Cboe Vest Family of Funds

Dear Shareholder:

We are pleased to present the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (“Funds”) Annual Report to Shareholders for the fiscal year ending December 31, 2023. Below is this year’s performance for our Funds:

For the period from January 1, 2023, through December 31, 2023, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund returned 18.73%, compared to 21.15% for the CBOE S&P 500® Buffer Protect Balanced Series Index (SPRO)1.

For the period from January 1, 2023, through December 31, 2023, the net asset value (“NAV”) per Institutional Class Share of the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund returned 13.57%, compared to 15.75% for the MerQube US 20% Buffer Laddered Index (MQUSLBLR)2.

For the period from January 1, 2023, through December 31, 2023, the variances between the Funds’ performances and their benchmark indices’ performances are attributed as follows:

Cboe Vest VITs – Performance Information for Institutional Classes
Fiscal Year 2023

						YTD Sources of Variance
Fund Name	Benchmark	Inception	YTD Fund NAV Performance (Total Return)	YTD Benchmark Performance (Total Return)	YTD Variance (Total Return)	YTD Expense Accrual	YTD Commission Cost	YTD Other Sources***
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	SPRO*	8/25/22	18.73%	21.15%	-2.42%	-1.05%	-0.06%	-1.31%
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund	MQUSLBLR**	8/25/22	13.57%	15.75%	-2.18%	-1.05%	-0.04%	-1.09%

*SPRO: Cboe S&P 500 Buffer Protect Index Balanced Series Index

**MQUSLBLR: MerQube US 20% Buffer Laddered Index

***Other sources of variance are primarily due to the effects of non-commission trading costs, basket optimization, imperfect exposure, and differences in valuation methodology between the fund and the index. Basket optimization refers to the fact that the fund may hold different securities than those held in the Benchmark Index. Imperfect exposure refers to the fact that the fund may be overexposed (i.e., hold a larger position than necessary) or underexposed (i.e., hold a smaller postion than necessary) due to fact that the fund may increase/decrease exposures the day after purchases/redemptions of fund shares are made.

1SPRO: The balanced series is a composite of the 12 monthly series, where each monthly series is allocated on an equal weight basis at each monthly roll date.

2MerQube US 20% Buffer Laddered Index tracks the performance of a basket of twelve US Equity Buffer indices, each tracking the return of the SPY ETF, up to a predetermined cap, while buffering against the first 20% of losses over each outcome period. Each of the twelve indices reset annually at the end of each outcome period, with each resetting at a different month. The index is equal weighted, rebalanced semi-annually.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedDecember 31, 2023

Financial Market Performance

For the period from January 1, 2023, through December 31, 2023, the S&P 500® Index returned 26.29%. Nine of the eleven sectors within the S&P 500® Index3 were up during the period. The top three sectors were Information Technology, Telecommunication Services, and Consumer Discretionary, returning 57.8%, 55.8%, and 42.3%, respectively. The bottom three sectors were Utilities, Energy, and Health Care, returning -7.1%, -1.4%, and 2.1%, respectively.

Across the market capitalization spectrum, large cap stocks, as measured by the S&P 500® Index, outperformed mid-cap and small-cap stocks. For the period from January 1, 2023, through December 31, 2023, the S&P 400® Midcap Index4 returned 16.4%, while the Russell 2000® Small-Cap Index5 returned 16.9%.

For the period from January 1, 2023, through December 31, 2023, the S&P 500® Index produced a dividend yield of 1.49%, which trailed the average 10-Year US Treasury note yield of 3.96% by 2.47%. During the same period, the 10-Year Treasury yield oscillated from 3.88% at the beginning of the period to 4.99% at the high (10/19/23) and 3.31% at the low (4/6/23) and back to 3.88% at the end.

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund underperformed the S&P 500® Index by 7.53% for the period. The Fund holds twelve laddered one-year 10% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, Cboe Vest US Large Cap 10% Buffer Strategies VI Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was already down by an average of 5.7% when the fiscal year began (i.e., from tranche inception through 12/31/22.) This ranged from -15% to +4% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 12/31/22 to tranche close), on average the S&P 500® Index was up 11.9%. This ranged from +1% to +22% across these 12 tranches. Of these 12 tranches, zero closed out at their caps, eight closed out in the upside participation zone (i.e., where the S&P 500® Index returned between 0% and the cap), two closed out in the buffer zone (i.e., where the S&P 500® Index returned between -10% and 0%), and two closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -10%.)

For the other twelve tranches that opened during the current fiscal year, on average the S&P 500® Index was up 11.4% from the tranche opening date through the end of this fiscal year (12/31/23.) This ranged from +2% to +23% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 12/31/23, two of these tranches are currently at their caps, ten are currently in the upside participation zone, zero are currently in the buffer zone, and zero are below the buffer zone.

3The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

4The S&P 400® Midcap Index tracks the performance of companies considered to be in themed-range of market capitalization of $3.6 billion and $13.1 billion.

5The Russell 2000® Small-Cap Index tracks the performance of 2,000 small-capitalization companies and often serves as a measure of the underlying health of the US economy.

ANNUAL REPORT

The Cboe Vest Family of Funds
Shareholder Letter - continuedDecember 31, 2023

The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund underperformed the S&P 500® Index by 12.69% for the period. The Fund holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

Over each fiscal year, Cboe Vest US Large Cap 20% Buffer Strategies VI Fund’s performance is impacted by the performance of each of 24 monthly tranches. Of these, 12 tranches were initiated during the prior fiscal year and terminated during the current fiscal year, and the remaining 12 tranches were initiated during the current fiscal year and are still open as of this fiscal year end.

For the twelve tranches that closed during the current fiscal year, the S&P 500® Index was already down by an average of 5.7% when the fiscal year began (i.e., from tranche inception through 12/31/22.) This ranged from -15% to +4% across these 12 tranches. This determines where each of these tranches begin this fiscal year, relative to their caps and buffers. Then, during the current fiscal year (from 01/01/2023 to tranche close), on average the S&P 500® Index was up 11.9%. This ranged from +1% to +22% across these 12 tranches. Of these 12 tranches, four closed out at their caps, four closed out in the upside participation zone (i.e., where the S&P 500® returned between 0% and the cap), four closed out in the buffer zone (i.e., where the S&P 500® Index returned between -20% and 0%), and four closed out below the buffer zone (i.e., where the S&P 500® Index returned less than -20%.)

For the other twelve tranches that opened during the current fiscal year, on average the S&P 500® Index was up 11.4% from the tranche opening date through the end of this fiscal year (12/31/23.) This ranged from +2% to +23% across these 12 tranches. These twelve tranches are still open as of the end of this fiscal year. As of 12/31/23, five of these tranches are currently at their caps, seven are currently in the upside participation zone, zero are currently in the buffer zone, and zero are below the buffer zone.

Investing involves risk. Loss of principal is possible. While the Advisor seeks to deliver the returns of the 10% Buffer Strategy/20% Buffer Strategy for each of the 12 strategies in the laddered portfolios, the strategies may not work as intended. The protection intended by the strategies are not guaranteed, and it is possible to lose more than the targeted 10% & 20% buffer, respectively. The Funds’ investment strategy is not designed to achieve a specific outcome over a specific holding period. Derivative Securities Risk. The Funds may invest in derivative securities. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge, or if the Funds are unable to liquidate a position because of an illiquid secondary market. FLEX Options Risk. The Funds bear the risk that the Options Clearing Corporation (OCC) will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid. Furthermore, the values of FLEX Options do not increase or decrease at the same rate as the Index, which may cause the Fund’s NAV to fluctuate. Please see the prospectus for more information regarding these and other risks.

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”) prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 855-979-6060. Please read the prospectus carefully before you invest

Foreside Fund Services LLC is the distributor and Cboe Vest SM Financial LLC (the “Adviser”) is the investment adviser.

ANNUAL REPORT

The Cboe Vest Family of Funds
Important Disclosure Statement

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”) prospectus and summary prospectus contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 855-979-6060. Please read the prospectus and summary prospectus carefully before you invest. Foreside Fund Services LLC is the distributor and Cboe VestSM Financial LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2023 and are subject to change at any time. For most recent information, please call 855-979-6060.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND INSTITUTIONAL SHARES VS. THE CBOE S&P 500® BUFFER PROTECT BALANCED SERIES INDEX AND THE S&P 500® INDEX (unaudited)

Hundred Thousands
120
115
110
105
100
95
90
8/25/2022
12/31/22
12/31/23
$117,838
$117,709
$114,938
Past performance is not predictive of future performance.
CBOE Vest US Large Cap 10% Buffer Strategies VI Fund
Cboe S&P 500® Buffer Protect Balanced Series Index
S&P 500® Index

	CBOE Vest US Large Cap 10% Buffer Strategies VI Fund			Cboe S&P 500® Buffer Protect Balanced Series Index		S&P 500® Index
Share Class	Inception Date	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception
Institutional	08/25/22	18.73%	10.86%	21.15%	12.83%	26.29%	12.92%
Y	08/25/22	18.97%	11.11%	21.15%	12.83%	26.29%	12.92%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The Cboe® Vest S&P 500® Buffer Protect Balanced Series Index, a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series that correspond to each month of the year, will effectively be comprised of 72 FLexible EXchange® Options (“Flex Options”) with varying strikes and expiration dates.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Portfolio Composition as of December 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	1.00%
Options Purchased:
Call Options	100.54%
Put Options	1.67%
Total Investments	103.21%
Options Written:
Call Options	(1.36%	)
Put Options	(0.79%	)
Total Options Written	(2.15%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of InvestmentsDecember 31, 2023

		Shares	Value
1.00%	MONEY MARKET FUND
	Federatated Tresury Obligations Fund - Institutional Class 5.22%(A)	11,252	$11,252
(Cost: $11,252)

102.21%	OPTIONS PURCHASED(B)(C)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
100.54%		CALL OPTIONS
		S&P 500 MINI INDEX	2	$95,396	$0.01	01/17/2024	$95,404
		S&P 500 MINI INDEX	2	95,396	0.01	02/21/2024	95,331
		S&P 500 MINI INDEX	1	47,698	0.01	03/20/2024	47,620
		S&P 500 MINI INDEX	2	95,396	0.01	04/17/2024	95,177
		S&P 500 MINI INDEX	2	95,396	0.01	05/15/2024	95,076
		S&P 500 MINI INDEX	3	143,094	0.01	06/18/2024	142,453
		S&P 500 MINI INDEX	2	95,396	0.01	07/17/2024	94,906
		S&P 500 MINI INDEX	1	47,698	0.01	08/21/2024	47,406
		S&P 500 MINI INDEX	2	95,396	0.01	09/18/2024	94,722
		S&P 500 MINI INDEX	2	95,396	0.01	10/16/2024	94,662
		S&P 500 MINI INDEX	3	143,094	0.01	11/20/2024	141,868
		S&P 500 MINI INDEX	2	95,396	0.01	12/18/2024	94,475
		TOTAL CALL OPTIONS PURCHASED					1,139,100
		(Cost: $1,035,749)

1.67%		PUT OPTIONS
		S&P 500 MINI INDEX	2	95,396	392.89	01/17/2024	4
		S&P 500 MINI INDEX	2	95,396	414.76	02/21/2024	122
		S&P 500 MINI INDEX	1	47,698	389.19	03/20/2024	74
		S&P 500 MINI INDEX	2	95,396	415.45	04/17/2024	441
		S&P 500 MINI INDEX	2	95,396	415.88	05/15/2024	615
		S&P 500 MINI INDEX	2	95,396	436.57	06/18/2024	1,182
		S&P 500 MINI INDEX	2	95,396	456.57	07/17/2024	2,067
		S&P 500 MINI INDEX	2	95,396	440.43	08/21/2024	1,842
		S&P 500 MINI INDEX	2	95,396	440.22	09/18/2024	2,016
		S&P 500 MINI INDEX	2	95,396	431.46	10/16/2024	1,978
		S&P 500 MINI INDEX	3	143,094	450.29	11/20/2024	4,495
		S&P 500 MINI INDEX	2	95,396	469.84	12/18/2024	4,090
		TOTAL PUT OPTIONS PURCHASED					18,926
		(Cost: $48,439)

102.21%		TOTAL OPTIONS PURCHASED					1,158,026
		(Cost: $1,084,188)

103.21%		TOTAL INVESTMENTS					1,169,278
		(Cost: $1,095,440)
(3.21%	)	Liabilities in excess of other assets					(36,316)
100.00%		NET ASSETS					$1,132,962

(A)Effective 7 day yield as of December 31, 2023

(B)Non-income producing

(C)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options WrittenDecember 31, 2023

(2.15%)	OPTIONS WRITTEN(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.36%)	CALL OPTIONS
	S&P 500 MINI INDEX	2	$(95,396)	$473.66	01/17/2024	$(1,352)
	S&P 500 MINI INDEX	2	(95,396)	497.13	02/21/2024	(358)
	S&P 500 MINI INDEX	1	(47,698)	470.20	03/20/2024	(1,802)
	S&P 500 MINI INDEX	2	(95,396)	499.41	04/17/2024	(1,015)
	S&P 500 MINI INDEX	2	(95,396)	493.78	05/15/2024	(1,957)
	S&P 500 MINI INDEX	2	(95,396)	518.55	06/18/2024	(771)
	S&P 500 MINI INDEX	2	(95,396)	543.04	07/17/2024	(306)
	S&P 500 MINI INDEX	2	(95,396)	527.46	08/21/2024	(1,013)
	S&P 500 MINI INDEX	2	(95,396)	527.09	09/18/2024	(1,290)
	S&P 500 MINI INDEX	2	(95,396)	514.95	10/16/2024	(2,396)
	S&P 500 MINI INDEX	3	(143,094)	539.87	11/20/2024	(2,128)
	S&P 500 MINI INDEX	2	(95,396)	555.10	12/18/2024	(1,053)
	TOTAL CALL OPTIONS WRITTEN					(15,441)
	(Premiums received: ($10,147))

(0.79%)	PUT OPTIONS
	S&P 500 MINI INDEX	2	(95,396)	353.60	01/17/2024	—
	S&P 500 MINI INDEX	2	(95,396)	373.28	02/21/2024	(26)
	S&P 500 MINI INDEX	1	(47,698)	350.27	03/20/2024	(21)
	S&P 500 MINI INDEX	2	(95,396)	373.91	04/17/2024	(163)
	S&P 500 MINI INDEX	2	(95,396)	374.29	05/15/2024	(248)
	S&P 500 MINI INDEX	2	(95,396)	392.91	06/18/2024	(505)
	S&P 500 MINI INDEX	2	(95,396)	410.91	07/17/2024	(850)
	S&P 500 MINI INDEX	2	(95,396)	396.38	08/21/2024	(826)
	S&P 500 MINI INDEX	2	(95,396)	396.20	09/18/2024	(976)
	S&P 500 MINI INDEX	2	(95,396)	388.31	10/16/2024	(984)
	S&P 500 MINI INDEX	3	(143,094)	405.26	11/20/2024	(2,207)
	S&P 500 MINI INDEX	2	(95,396)	422.85	12/18/2024	(2,073)
	TOTAL PUT OPTIONS WRITTEN					(8,879)
	(Premiums received: ($26,485))

(2.15%)	TOTAL OPTIONS WRITTEN					$(24,320)
	(Premiums received: ($36,632))

(B)Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Purchased Options	$1,158,026	$ —	$1,158,026	$(24,320)	$ —	$1,133,706

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Written Options	$(24,320)	$ —	$(24,320)	$24,320	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of December 31, 2023

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

COMPARISON OF $100,000 INVESTMENT IN CBOE® VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND INSTITUTIONAL SHARES VS. THE CBOE® S&P 500® ENHANCED GROWTH BALANCED SERIES INDEX, THE S&P 500® INDEX AND THE MERQUBE US 20% BUFFER LADDERED INDEX (unaudited)

$119,815
$117,838
$115,337
$113,622
120
115
110
105
100
95
90
Hundred Thous ands
8/25/22
12/31/22
12/31/23
Past performance is not predictive of future performance.
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Cboe S&P 500® Enhanced Growth Balanced Series Index
S&P 500® Index
MerQube US 20% Laddered Index

	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund			CBOE® S&P 500® Enhanced Growth Balanced Series Index		S&P 500® Index		MerQube US 20% Buffer Laddered Index
Share Class	Inception Date	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception	Total Return One Year Ended 12/31/23	Average Annual Return Since Inception
Institutional	8/25/22	13.57%	9.92%	28.18%	14.32%	26.29%	12.92%	15.75%	11.14%
Y	8/25/22	13.85%	10.20%	28.18%	14.32%	26.29%	12.92%	15.75%	11.14%

The total return and average annual return do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Past performance is not predictive of future performance.

The CBOE S&P 500® Enhanced Growth Balanced Series Index is designed to provide target outcome returns linked to the U.S. domestic stock market.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as reprentative of the equity market in general.

The MerQube US 20% Buffer Laddered Index holds twelve laddered one-year 20% Buffer Protection strategies, with one commencing every month and resetting twelve months hence.

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Portfolio Composition as of December 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	3.21%
Options Purchased:
Call Options	101.93%
Put Options	1.60%
Total Investments	106.74%
Options Written:
Call Options	(4.42%	)
Put Options	(0.37%	)
Total Options Written	(4.79%	)

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of InvestmentsDecember 31, 2023

		Shares	Value
3.21%	MONEY MARKET FUND
	Federatated Tresury Obligations Fund - Institutional Class 5.22%(A)	19,418	$19,418
(Cost: $19,418)

103.53%	OPTIONS PURCHASED(B)(C)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
101.93%	CALL OPTIONS
	S&P 500 MINI INDEX	1	$47,698	$0.02	01/17/2024	$47,701
	S&P 500 MINI INDEX	1	47,698	0.02	03/20/2024	47,620
	S&P 500 MINI INDEX	1	47,698	0.02	04/17/2024	47,588
	S&P 500 MINI INDEX	1	47,698	0.02	05/15/2024	47,537
	S&P 500 MINI INDEX	1	47,698	0.02	06/18/2024	47,484
	S&P 500 MINI INDEX	1	47,698	0.02	07/17/2024	47,452
	S&P 500 MINI INDEX	2	95,396	0.02	08/21/2024	94,810
	S&P 500 MINI INDEX	1	47,698	0.02	09/18/2024	47,360
	S&P 500 MINI INDEX	1	47,698	0.02	10/16/2024	47,330
	S&P 500 MINI INDEX	1	47,698	0.02	11/20/2024	47,288
	S&P 500 MINI INDEX	1	47,698	0.02	12/18/2024	47,236
	S&P 500 MINI INDEX	1	47,698	0.02	02/21/2024	47,664
	TOTAL CALL OPTIONS PURCHASED					617,070
	(Cost: $552,408)

1.60%	PUT OPTIONS
	S&P 500 MINI INDEX	1	47,698	392.90	01/17/2024	2
	S&P 500 MINI INDEX	1	47,698	414.75	02/21/2024	61
	S&P 500 MINI INDEX	1	47,698	389.18	03/20/2024	74
	S&P 500 MINI INDEX	1	47,698	415.44	04/17/2024	220
	S&P 500 MINI INDEX	1	47,698	415.87	05/15/2024	307
	S&P 500 MINI INDEX	1	47,698	436.56	06/18/2024	591
	S&P 500 MINI INDEX	1	47,698	456.56	07/17/2024	1,033
	S&P 500 MINI INDEX	2	95,396	440.42	08/21/2024	1,842
	S&P 500 MINI INDEX	1	47,698	440.21	09/18/2024	1,008
	S&P 500 MINI INDEX	1	47,698	431.45	10/16/2024	989
	S&P 500 MINI INDEX	1	47,698	450.28	11/20/2024	1,498
	S&P 500 MINI INDEX	1	47,698	469.83	12/18/2024	2,045
	TOTAL PUT OPTIONS PURCHASED					9,670
	(Cost: $29,759)

103.53%	TOTAL OPTIONS PURCHASED					626,740
	(Cost: $582,167)

106.74%	TOTAL INVESTMENTS					646,158
	(Cost: $601,585)
(6.74%)	Liabilities in excess of other assets					(40,815)
100.00%	NET ASSETS					$605,343

(A)Effective 7 day yield as of December 31, 2023

(B)Non-income producing

(C)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options WrittenDecember 31, 2023

(4.79%)	OPTIONS WRITTEN(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.42%)	CALL OPTIONS
	S&P 500 MINI INDEX	1	$(47,698)	$440.66	01/17/2024	$(3,731)
	S&P 500 MINI INDEX	1	(47,698)	470.49	02/21/2024	(1,444)
	S&P 500 MINI INDEX	1	(47,698)	441.64	03/20/2024	(4,200)
	S&P 500 MINI INDEX	1	(47,698)	466.77	04/17/2024	(2,364)
	S&P 500 MINI INDEX	1	(47,698)	489.60	06/18/2024	(1,501)
	S&P 500 MINI INDEX	1	(47,698)	515.46	07/17/2024	(606)
	S&P 500 MINI INDEX	2	(95,396)	498.78	08/21/2024	(3,060)
	S&P 500 MINI INDEX	1	(47,698)	495.94	09/18/2024	(1,921)
	S&P 500 MINI INDEX	1	(47,698)	497.51	10/16/2024	(2,023)
	S&P 500 MINI INDEX	1	(47,698)	508.05	11/20/2024	(1,784)
	S&P 500 MINI INDEX	1	(47,698)	524.24	12/18/2024	(1,287)
	S&P 500 MINI INDEX	1	(47,698)	463.91	05/15/2024	(2,858)
	TOTAL CALL OPTIONS WRITTEN					(26,779)
	(Premiums received: ($13,784))

(0.37%)	PUT OPTIONS
	S&P 500 MINI INDEX	1	(47,698)	314.32	01/17/2024	—
	S&P 500 MINI INDEX	1	(47,698)	331.80	02/21/2024	(1)
	S&P 500 MINI INDEX	1	(47,698)	311.34	03/20/2024	(4)
	S&P 500 MINI INDEX	1	(47,698)	332.35	04/17/2024	(31)
	S&P 500 MINI INDEX	1	(47,698)	332.70	05/15/2024	(53)
	S&P 500 MINI INDEX	1	(47,698)	349.25	06/18/2024	(115)
	S&P 500 MINI INDEX	1	(47,698)	365.26	07/17/2024	(194)
	S&P 500 MINI INDEX	2	(95,396)	352.34	08/21/2024	(398)
	S&P 500 MINI INDEX	1	(47,698)	352.18	09/18/2024	(244)
	S&P 500 MINI INDEX	1	(47,698)	345.17	10/16/2024	(255)
	S&P 500 MINI INDEX	1	(47,698)	360.23	11/20/2024	(385)
	S&P 500 MINI INDEX	1	(47,698)	375.87	12/18/2024	(549)
	TOTAL PUT OPTIONS WRITTEN					(2,229)
	(Premiums received: ($9,051))

(4.79%)	TOTAL OPTIONS WRITTEN					$(29,008)
	(Premiums received: ($22,835))

(B)Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
Schedule of Options Written - continuedas of December 31, 2023

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$626,740	$ —	$626,740	$(29,008)	$ —	$597,732

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(29,008)	$ —	$(29,008)	$29,008	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of Assets and LiabilitiesDecember 31, 2023

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
ASSETS
Investments at value(1) (Note 1)	$1,169,278	$646,158
Cash deposits with brokers	1,574	1,586
Interest receivable	111	85
Prepaid expenses	30	20
TOTAL ASSETS	1,170,993	647,849

LIABILITIES
Options written, at value(2) (Note 1)	24,320	29,008
Payable for capital stock redeemed	17	—
Due to Adviser	11,721	11,971
Accrued 12b-1 fees	694	184
Accrued administration, fund accounting, and transfer agent fees	115	66
Other accrued expenses	1,164	1,277
TOTAL LIABILITIES	38,031	42,506
NET ASSETS	$1,132,962	$605,343

Net Assets Consist of:
Paid-in-capital	$1,020,742	$557,740
Distributable earnings (accumulated deficit)	112,220	47,603
Net Assets	$1,132,962	$605,343

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class I	$547,409	$59,257
Class Y	585,553	546,086
Total	$1,132,962	$605,343
Shares Outstanding
Class I	23,980	2,727
Class Y	25,567	25,040
Total	49,547	27,767
Net Asset Value and Redemption Price Per Share
Class I	$22.83	$21.73
Class Y	22.90	21.81

(1)Identified cost of:	$1,095,440	$601,585
(2)Premiums received of:	$36,632	$22,835

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of OperationsFor the year ended December 31, 2023

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
INVESTMENT INCOME
Interest	$1,429	$1,583
Total investment income	1,429	1,583

EXPENSES
Investment management fees (Note 2)	5,936	4,166
12b-1 fees (Note 2)
Class I	651	138
Recordkeeping and administrative services (Note 2)	540	352
Accounting fees (Note 2)	261	190
Custody fees	5,000	5,000
Transfer agent fees (Note 2)	73	89
Audit and tax fees	31	30
Legal fees	4,564	4,533
Filing and registration fees	16	15
Trustee fees	4,744	4,712
Compliance fees	77	35
Shareholder reports	3,363	3,164
Insurance	5	82
Other	43	2
Total expenses	25,304	22,508
Investment management fee waivers and reimbursed expenses (Note 2)	(18,322)	(17,926)
Net expenses	6,982	4,582

Net investment income (loss)	(5,553)	(2,999)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on options purchased	19,940	15,175
Net realized gain (loss) on options written	27,187	21,789
Net realized gain (loss) on options purchased and options written	47,127	36,964

Net change in unrealized appreciation (depreciation) on options purchased	87,140	57,289
Net change in unrealized appreciation (depreciation) on options written	6,234	(19,135)
Net change in unrealized appreciation (depreciation) on options purchased and options written	93,374	38,154

Net realized and unrealized gain (loss)	140,501	75,118

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$134,948	$72,119

See Notes to Financial Statements

ANNUAL REPORT

The Cboe Vest Family of Funds
Statements of Changes in Net Assets

	Cboe Vest US Large Cap 10% Buffer Strategies VI Fund		Cboe Vest US Large Cap 20% Buffer Strategies VI Fund
	For the year ended December 31, 2023	For the period August 26, 2022* through December 31, 2022	For the year ended December 31, 2023	For the period August 26, 2022* through December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(5,553)	$(1,355)	$(2,999)	$(1,330)
Net realized gain (loss) on investments, options purchased and options written	47,127	(6,632)	36,964	1,942
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased and options written	93,374	(7,223)	38,154	246
Increase (decrease) in net assets from operations	134,948	(15,210)	72,119	858

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class I	(4,294)	—	(2,536)	—
Class Y	(4,579)	—	(23,293)	—
Decrease in net assets from distributions	(8,873)	—	(25,829)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class I	461,744	51,698	—	52,136
Class Y	50,422	516,965	27,218	477,736
Distributions reinvested
Class I	4,294	—	2,536	—
Class Y	4,579	—	23,293	—
Shares redeemed
Class I	(7,359)	—	—	—
Class Y	(59,692)	(554)	(24,576)	(148)
Increase (decrease) in net assets from capital stock transactions	453,988	568,109	28,471	529,724

NET ASSETS
Increase (decrease) during period	580,063	552,899	74,761	530,582
Beginning of period	552,899	—	530,582	—
End of period	$1,132,962	$552,899	$605,343	$530,582

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2023	August 26, 2022 (1) through December 31, 2022
Net asset value, beginning of period	$19.38	$20.02
Investment activities
Net investment income (loss)(2)	(0.19)	(0.07)
Net realized and unrealized gain (loss) on investments	3.82	(0.57)
Total from investment activities	3.63	(0.64)
Distributions
Net realized gain	(0.18)	—
Total distributions	(0.18)	—
Net asset value, end of period	$22.83	$19.38
Total Return(3)	18.73%	(3.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.00%	8.54%
Expenses, net of waiver (Note 2)	1.05%	1.05%
Net investment income (loss)	(0.87%)	(0.98%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$547	$50

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2023	August 26, 2022 (1) through December 31, 2022
Net asset value, beginning of period	$19.40	$20.02
Investment activities
Net investment income (loss)(2)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	3.81	(0.57)
Total from investment activities	3.68	(0.62)
Distributions
Net realized gain	(0.18)	—
Total distributions	(0.18)	—
Net asset value, end of period	$22.90	$19.40
Total Return(3)	18.97%	(3.10%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	3.29%	6.53%
Expenses, net of waiver (Note 2)	0.80%	0.80%
Net investment income (loss)	(0.62%)	(0.73%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$586	$503

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class I
	For the year ended December 31, 2023	August 26, 2022 (1) through December 31, 2022
Net asset value, beginning of period	$19.99	$19.98
Investment activities
Net investment income (loss)(2)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	2.87	0.08
Total from investment activities	2.71	0.01
Distributions
Net realized gain	(0.97)	—
Total distributions	(0.97)	—
Net asset value, end of period	$21.73	$19.99
Total Return(3)	13.57%	0.05%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.27%	6.78%
Expenses, net of waiver (Note 2)	1.05%	1.05%
Net investment income (loss)	(0.76%)	(0.96%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$59	$52

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

See Notes to Financial Statements

ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES VI FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the year ended December 31, 2023	August 26, 2022 (1) through December 31, 2022
Net asset value, beginning of period	$20.01	$19.98
Investment activities
Net investment income (loss)(2)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	2.88	0.08
Total from investment activities	2.77	0.03
Distributions
Net realized gain	(0.97)	—
Total distributions	(0.97)	—
Net asset value, end of period	$21.81	$20.01
Total Return(3)	13.85%	0.15%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	4.03%	6.50%
Expenses, net of waiver (Note 2)	0.80%	0.80%
Net investment income (loss)	(0.52%)	(0.71%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000’s)	$546	$478

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized for periods of less than one year.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is zero due to the fund not holding any long-term securities at any month end during the period.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsDecember 31, 2023

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (“10% Buffer”) and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (“20% Buffer”) (each a “Fund”, collectively the “Funds”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s and 20% Buffer’s commencement of operations were August 26, 2022.

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

The investment objective of the 10% Buffer and 20% Buffer is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to Cboe Vest Financial, LLCSM (the “Adviser”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that in the opinion of the Valuation Designee is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$11,252	$—	$—	$11,252
Call Options Purchased	—	1,139,100	—	1,139,100
Put Options Purchased	—	18,926	—	18,926
	$11,252	$1,158,026	$—	$1,169,278

Liabilities
Call Options Written	$—	$(15,441)	$—	$(15,441)
Put Options Written	—	(8,879)	—	(8,879)
	$—	$(24,320)	$—	$(24,320)

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
20% Buffer
Assets
Money Market Fund	$19,418	$—	$—	$19,418
Call Options Purchased	—	617,070	—	617,070
Put Options Purchased	—	9,670	—	9,670
	$19,418	$626,740	$—	$646,158

Liabilities
Call Options Written	$—	$(26,779)	$—	$(26,779)
Put Options Written	—	(2,229)	—	(2,229)
	$—	$(29,008)	$—	$(29,008)

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

The Funds held no Level 3 securities during the year ended December 31, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at brokers is held as collateral for options written. As of December 31, 2023, $1,574 and $1,586 were the cash deposits with brokers for 10% Buffer and 20% Buffer, respectively. There were no due to broker amounts for the Funds as of December 31, 2023.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended December 31, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board. The 10% Buffer and 20% Buffer currently offer Class I and Class Y Shares.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Funds are subject to the requirements of Rule 18f-4 of the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

The following are the derivatives held by each fund on December 31, 2023:

Fund	Derivative	Fair Value of Asset Derivatives
10% Buffer	Call options purchased	$1,139,100
	Put options purchased	18,926
		$1,158,026	*

20% Buffer	Call options purchased	$617,070
	Put options purchased	9,670
		$626,740	*

Fund	Derivative	Fair Value of Liability Derivatives
10% Buffer	Call options written	$(15,441)
	Put options written	(8,879)
		$(24,320	)**

20% Buffer	Call options written	$(26,779)
	Put options written	(2,229)
		$(29,008	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer and 20% Buffer for the year ended December 31, 2023 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Call options purchased	$50,824	$122,930
	Put options purchased	(30,884)	(35,790)
		$19,940	$87,140

	Call options written	$4,827	$(9,104)
	Put options written	22,360	15,338
		$27,187	$6,234

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
20% Buffer	Call options purchased	$39,183	$83,585
	Put options purchased	(24,008)	(26,296)
		$15,175	$57,289

	Call options written	$9,541	$(20,757)
	Put options written	12,248	1,622
		$21,789	$(19,135)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The following indicates the average monthly volume for the year ended December 31, 2023 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Options purchased	$1,583,927
	Options written	(1,562,225)

20% Buffer	Options purchased	1,060,161
	Options written	(1,045,671)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options,

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, and receives a monthly fee computed at an annual rate of 0.75% of the daily net assets of each Fund.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the daily net assets of each class of 10% Buffer and 20% Buffer. The Due to Adviser on the Statements of Assets and Liabilities represents a reimbursement of expenses by the Adviser. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended December 31, 2023, the Adviser earned and waived advisory fees, and reimbursed expenses pursuant to the expense limitation arrangements as described below:

Fund	Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	$5,936	$5,936	$12,386
20% Buffer	4,166	4,166	13,760

The total amount of recoverable reimbursements as of December 31, 2023 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2025	2026	Total
10% Buffer	$10,650	$18,322	$28,972
20% Buffer	10,272	17,926	28,198

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

The Board has adopted a Distribution and Service Plan for the Funds’ Class I Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended December 31, 2023, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	I	Shareholder servicing	$—
10% Buffer	Y	Shareholder servicing	—
10% Buffer	I	12b-1	651
20% Buffer	I	Shareholder servicing	—
20% Buffer	Y	Shareholder servicing	—
20% Buffer	I	12b-1	138

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended December 31, 2023, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$520	$68	$235
20% Buffer	332	84	164

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

NOTE 3 – INVESTMENT TRANSACTIONS

During the year ended December 31, 2023, there were no purchases or sales of long term securities.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no distributions paid by the Funds during the period ended December 31, 2022.

The tax character of distributions paid during the year ended December 31, 2023 were as follows:

	10% Buffer	20% Buffer
Distributions paid from:
Ordinary income	$8,873	$24,516
Realized gains	—	1,313
	$8,873	$25,829

As of December 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer
Accumulated net investment income (accumulated deficits)	$36,223	$2,521
Accumulated net realized gain (loss)	75,997	45,082
Net unrealized appreciation (depreciation)	—	—
	$112,220	$47,603

During the year ended December 31, 2023, 10% Buffer utilized $13,855 of capital loss carryforwards from the period ended December 31, 2022.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$1,144,959	$—	$—	$—
20% Buffer	617,150	—	—	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the mark-to-market of unrealized gain (loss) on index options.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
Year ended December 31, 2023
	Class I	Class Y
Shares sold	21,545	2,425
Shares reinvested	188	200
Shares redeemed	(335)	(2,982)
Net increase (decrease)	21,398	(357)

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

10% Buffer
Period ended December 31, 2022
	Class I	Class Y
Shares sold	2,582	25,953
Shares reinvested	—	—
Shares redeemed	—	(29)
Net increase (decrease)	2,582	25,924

20% Buffer
Year ended December 31, 2023
	Class I	Class Y
Shares sold	—	1,263
Shares reinvested	117	1,068
Shares redeemed	—	(1,200)
Net increase (decrease)	117	1,131

20% Buffer
Period ended December 31, 2022
	Class I	Class Y
Shares sold	2,610	23,916
Shares reinvested	—	—
Shares redeemed	—	(7)
Net increase (decrease)	2,610	23,909

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Funds are set forth below. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Funds.

Derivative Securities Risk. The Funds may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Funds expect to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Funds to lose the premium paid for the options. The Funds could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund that is a diversified fund. Because of this, greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

NOTE 7 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At December 31, 2023, the Adviser owned 52% of 10% Buffer’s and 95% of 20% Buffer’s outstanding shares, respectively. In addition, Massachusetts Mutual Life Insurance owned 43% of 10% Buffer’s outstanding shares.

NOTE 8 – OTHER RISKS FOR THE FUNDS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential spillover effects of the Israel-Hamas war, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers or issuers of securities in which the Funds invest.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedDecember 31, 2023

NOTE 9 – SUBSEQUENT EVENTS

Effective on January 2, 2024, the name of the Adviser will change from Cboe Vest Financial, LLC to Vest Financial, LLC. In connection with this change, the Board of the Trust approved name changes for each of the Cboe Vest VI Funds as listed in the table below, effective as of January 2, 2024.

Current Fund Name	New Fund Name
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund	Vest US Large Cap 10% Buffer Strategies VI Fund
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund	Vest US Large Cap 20% Buffer Strategies VI Fund

These name changes will not result in any changes to the ownership structure of the Adviser, the portfolio managers to the Cboe Vest VI Funds, or the investment objectives or investment strategies of the Cboe Vest VI Funds.

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of
Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and
Cboe Vest US Large Cap 20% Buffer Strategies VI Fund and
Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Funds”), each a series of World Funds Trust, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets, the related notes, and the financial highlights for year ended December 31, 2023 and the period from August 26, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets and the financial highlights for year ended December 31, 2023 and the period from August 26, 2022 (commencement of operations) through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cboe Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio
February 14, 2024

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023), Dean (2013-2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company).
Mary Lou H. Ivey (66) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	Independent Trustee for the forty-six series of the ETF Opportunities Trust (registered investment company).
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the twelve series of that trust; and ETF Opportunities Trust for the forty-six series of that trust; (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. October 2013 - present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King, Jr. (61) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 855-979-6060 or on the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

ADVISORY AGREEMENT RENEWAL

This annual report pertains only to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund; however, the disclosure below pertains to those funds and the Cboe Vest US Large Cap 10% Buffer Strategies Fund, the Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest Bitcoin Strategy Managed Volatility Fund, the additional funds that are part of the Cboe Vest Family of Funds’ Investment Advisory Agreements approval.

At a meeting held on November 9, 2023 (the “Meeting”), the Board of Trustees (“the “Board”) of the World Funds Trust (the ”Trust”) considered the renewal of the Investment Advisory Agreements (the “Cboe Advisory Agreements”) between Cboe Vest and the Trust, on behalf of the “Cboe Vest Funds” which includes: Cboe Vest US Large Cap 10% Buffer Strategies Fund, Cboe Vest US Large Cap 20% Buffer Strategies Fund, the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest Bitcoin Strategy Managed Volatility Fund, the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest Funds,” solely for purposes of this portion of the minutes), including the following material factors: (i) the nature, extent, and quality of the services provided by Cboe Vest; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by Cboe Vest from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ shareholders; and (v) Cboe Vest’s practices regarding possible conflicts of interest and benefits received by Cboe Vest. The Board reflected on its discussions regarding the Cboe Advisory Agreements with representatives from Cboe Vest earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Cboe Vest during the approval process, including information presented to the Board during the Meeting, and other meetings of the Board. The Board also considered information regarding the expense limitation arrangements and the manner in which the Cboe Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Cboe Advisory Agreements, including: (i) reports regarding the services provided to the Cboe Vest Funds and their shareholders; (ii) presentations by Cboe Vest management addressing the investment strategy, personnel, and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Cboe Vest Funds, and the Form ADV of Cboe Vest; (iv)  the investment performance of the Cboe Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Cboe Vest Funds and Cboe Vest; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cboe Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; and (iii) benefits to be realized by Cboe Vest from its relationship with the Trust and the Cboe Vest Funds. In deciding whether to approve the Cboe Advisory Agreements, the Trustees considered numerous factors, including:

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

1.Nature, Extent, and Quality of Services Provided by Cboe Vest

In this regard, the Board considered the responsibilities of Cboe Vest under the Cboe Advisory Agreements. The Board reviewed the services provided by Cboe Vest to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations and the efforts of Cboe Vest to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. The Board also considered the expense limitation agreement currently in place for the Cboe Vest Funds through February 29, 2024. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the nature, extent and quality of the services provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.

2.Investment Performance of the Cboe Vest Funds

The Board compared the performance of each Cboe Vest Fund to peer groups of other funds selected by Broadridge using Morningstar data as being comparable to each Fund in terms of investment style, share class characteristics and asset levels for each comparative fund. The Board noted that peers were selected by Broadridge from Morningstar’s options trading category for the Cboe US Large Cap 10% Buffer Strategies Fund (“Cboe 10% Buffer Strategies Fund”), the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (the “Cboe 10% Buffer Strategies VI Fund”), and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe 20% Buffer Strategies VI Fund”); from Morningstar’s derivative income category for the Cboe US Large Cap 20% Buffer Strategies Fund (Cboe 20% Buffer Strategies Fund”) and Cboe Vest S&P 500® Dividend Aristocrats Target Fund (“Cboe Dividend Aristocrats Fund”) and from Morningstar’s Digital Assets category for the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Cboe Bitcoin Fund”) (each, a “Peer Group”). In regard to the Cboe Dividend Aristocrats Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its benchmark index and medians of both its Peer Group and category. The Board noted that the Cboe Dividend Aristocrats Fund slightly underperformed as compared to the performance of its Peer Group and category median but outperformed its benchmark index for the three-year period ended September 30, 2023. The Cboe Dividend Aristocrats Fund however, outperformed its Peer Group, category median and benchmark index for the five-year period ended September 30, 2023. The Board also noted that the Fund was more volatile than its benchmark index for the one-, three- and five-year periods ended September 30, 2023. The Trustees also considered the performance of a fund managed by Cboe Vest with a similar investment objective to the Cboe Dividend Aristocrats Fund. The Trustees noted that the Cboe Dividend Aristocrats Fund underperformed compared to the performance of this similar fund during the one-year period ended September 30, 2023. The Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the Cboe 10% Buffer Strategies Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its benchmark index but outperformed its Peer Group and category medians. The Trustees noted that for the three- year period ended September 30, 2023, the Cboe 10% Buffer Strategies Fund underperformed its benchmark index and Peer Group median, while outperforming its category median during this period. During the five-year period ended September 30, 2023, the Cboe 10% Buffer Strategies Fund outperformed its category median and Peer Group median, while underperforming its benchmark index during the period. The Board also considered that for the one-, three- and five-year periods, the Cboe 10% Buffer Strategies Fund was less volatile than its benchmark index. The Trustees considered the performance of a fund managed by Cboe Vest with a similar investment objective to the Cboe 10% Buffer Strategies Fund. During the one-year period ended September 30, 2023, the Trustees noted that the Cboe 10% Buffer Strategies Fund underperformed compared to the performance of the similar fund and the Trustees considered the reasons for the difference in performance, which they deemed reasonable.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

In regard to the Cboe 20% Buffer Strategies Fund, the Trustees considered that for the one-year and three-year periods ended September 30, 2023, the Fund underperformed its Peer Group and category medians and its benchmark index. The Trustees further considered that, for the five-year period ended September 30, 2023, the Cboe 20% Buffer Strategies Fund outperformed its Peer Group and category medians, while it underperformed its benchmark index. The Cboe 20% Buffer Strategies Fund was less volatile than its benchmark index during these one-year, three-year and five-year periods ended September 30, 2023.

In regard to the Cboe Bitcoin Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Cboe Bitcoin Fund’s performance was in line with its category median and outperformed its Peer Group median. The Cboe Bitcoin Fund underperformed its benchmark index during this one-year period and was more volatile than its benchmark index. The Trustees noted that the number of funds in the Digital Assets category is limited and the Peer Group, including the Cboe Bitcoin Fund, consisted of two funds.

In regard to the Cboe 10% Buffer Strategies VI Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund outperformed its category median but outperformed its Peer Group median. Further, with respect to the Cboe 20% Buffer Strategies VI Fund, the Trustees considered that for the one-year period ended September 30, 2023, the Fund underperformed its Peer Group and category medians.

Based on the foregoing, the Board concluded that the investment performance of each Cboe Vest Fund was satisfactory.

3.Costs of Services Provided and Profits Realized by Cboe Vest from the Relationship with the Cboe Vest Funds

In this regard, the Board considered Cboe Vest’s staffing, personnel, and methods of operating; the financial condition of Cboe Vest and the level of commitment to the Cboe Vest Funds by Cboe Vest’s principals and its parent company; the benefits for Cboe Vest in managing the Cboe Vest Funds; the overall expenses of the Cboe Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Cboe Vest regarding its profits associated with managing the Cboe Vest Funds. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of investment style, share class characteristics and asset levels for each comparative fund.

The Board noted that with respect to the Cboe Dividend Aristocrats Fund, the Fund’s net advisory fee was lower than the category and Peer Group medians, while the Fund’s net expense ratio was slightly lower than its Peer Group median and equal to its category median. With respect to the Cboe 10% Buffer Strategies Fund, the Board noted that the Fund’s net advisory fee and net expense ratio was lower than the category and Peer Group medians. With respect to the Cboe 20% Buffer Strategies Fund, the Board noted that the Fund’s net advisory fee was higher than that of its category median and equal to its Peer Group median, while the Fund’s net expense ratio was lower than its Peer Group median and category median. Further, the Board noted that with respect to the Cboe Bitcoin Fund, the Fund’s net advisory fee and net expense ratio were lower than the Peer Group median and equal to the category median.

The Board observed that the gross advisory fee for the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund is the highest among their Morningstar Peer Group funds. However, the Board then considered a comparison of the net advisory fee and net expense ratio of the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund. The Board noted that with respect to each such Fund, the net advisory fee was lower than the Peer Group median and category median, although each Fund’s net expense ratio was higher than the Fund’s Peer Group median and category median.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds through February 29, 2024. The Board considered the fees of the Cboe Dividend Aristocrats Fund and the Cboe 10% Buffer Strategies Fund under the Cboe Advisory Agreement relative to the similar funds managed by Cboe Vest, and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board considered the profitability of Cboe Vest in managing the Cboe Vest Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Cboe Vest under the Cboe Advisory Agreements were fair and reasonable.

4.Extent to Which Economies of Scale Would be Realized as the Cboe Vest Funds Grow and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Cboe Vest Funds’ Investors

In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Cboe Vest Funds’ advisory fees, except the Cboe Bitcoin Fund, the Cboe 10% Buffer Strategies VI Fund and the Cboe 20% Buffer Strategies VI Fund each of which pay the same advisory fee rate at all asset levels. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Cboe Vest. The Board also considered the expense caps in place for the Cboe Vest Funds through February 29, 2024, from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangements with Cboe Vest were fair and reasonable in relation to the nature, extent and quality of the services provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.

5.Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for allocating portfolio securities transactions for clients; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. It was noted that Cboe Vest does not currently enter into “soft dollar” arrangements and does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Cboe Vest from managing the Cboe Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Cboe Vest Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Cboe Vest Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Cboe Vest Advisory Agreement for another one-year period.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, July 1, 2023, and held for the six months ended December 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Annualized Expense Ratio	Expenses Paid During Period Ended 12/31/23*
10% Buffer
Class I Actual	$1,000.00	$1,030.94	1.05%	$5.38
Class I Hypothetical**	$1,000.00	$1,019.91	1.05%	$5.35
Class Y Actual	$1,000.00	$1,031.58	0.80%	$4.10
Class Y Hypothetical**	$1,000.00	$1,021.17	0.80%	$4.08

20% Buffer
Class I Actual	$1,000.00	$1,026.45	1.05%	$5.36
Class I Hypothetical**	$1,000.00	$1,019.91	1.05%	$5.35
Class Y Actual	$1,000.00	$1,027.33	0.80%	$4.09
Class Y Hypothetical**	$1,000.00	$1,021.17	0.80%	$4.08

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days for the Hypothetical Example) divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Cboe Vest℠ Financial, LLC
8350 Broad Street, Suite 240
McLean, Virginia 22102-5150

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,400 for 2023 and $24,000 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2023 and $6,000 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)       Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 27, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 27, 2024

* Print the name and title of each signing officer under his or her signature.